Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization Acquired) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 31,471
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	15,712
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,730
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	3,061
Non-patent technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	3,962
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	2,688
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 1,318